CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	73,935	73,935
Preferred stock shares outstanding	73,935	73,935
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	109,538,620	110,468,753
Common stock shares outstanding	109,538,620	110,468,753